Average Annual Total Returns{- Fidelity Series International Index Fund} - 10.31 Fidelity Series International Index Fund PRO-05 - Fidelity Series International Index Fund	Fidelity Series International Index Fund Return Before Taxes Past 1 year	Fidelity Series International Index Fund Return Before Taxes Since Inception		Fidelity Series International Index Fund After Taxes on Distributions Past 1 year	Fidelity Series International Index Fund After Taxes on Distributions Since Inception		Fidelity Series International Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series International Index Fund After Taxes on Distributions and Sales Since Inception		MS001 Past 1 year	MS001 Since Inception
Total	8.10%	7.27%	[1]	7.58%	6.75%	[1]	5.11%	5.53%	[1]	8.02%	7.50%	[1]

[1]	(a)From August 17, 2018